Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Series J Preferred Stock [1]	HPU's [2]	Preferred Stock [1]	Common Stock at Par	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2013		$ 1,301,465	$ 4	$ 9,800	$ 22	$ 83	$ 3,759,245	$ (2,521,618)	$ (4,276)	$ 58,205
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared—preferred		(51,320)						(51,320)
Issuance of stock/restricted stock unit amortization, net		(13,089)				2	(13,091)
Net income (loss) for the period	[3]	17,690						16,469		1,221
Change in accumulated other comprehensive income (loss)		3,305							3,305
Change in additional paid in capital attributable to noncontrolling interests(5)		(1,533)					(1,533)
Contributions from noncontrolling interests	[4]	565								565
Distributions to noncontrolling interests		(4,820)								(4,820)
Change in noncontrolling interests	[5]	(3,915)								(3,915)
Ending Balance at Dec. 31, 2014		1,248,348	4	9,800	22	85	3,744,621	(2,556,469)	(971)	51,256
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared—preferred		(51,320)						(51,320)
Issuance of stock/restricted stock unit amortization, net		4,961					4,961
Net income (loss) for the period	[3]	(2,701)						(2,435)		(266)
Change in accumulated other comprehensive income (loss)		(3,880)							(3,880)
Repurchase of stock		(70,416)				(5)	(70,411)
Redemption of HPUs		(9,811)		(9,800)		1	15,238	(15,250)
Change in additional paid in capital attributable to noncontrolling interests(5)	[4]	(5,079)					(5,079)
Contributions from noncontrolling interests		205								205
Distributions to noncontrolling interests	[4]	(8,977)								(8,977)
Ending Balance at Dec. 31, 2015		1,101,330	4	0	22	81	3,689,330	(2,625,474)	(4,851)	42,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared—preferred		(51,320)						(51,320)
Issuance of stock/restricted stock unit amortization, net		2,031					2,031
Issuance of common stock for conversion of senior unsecured convertible notes		9,596				1	9,595
Net income (loss) for the period	[3]	106,233						95,306		10,927
Change in accumulated other comprehensive income (loss)		633							633
Repurchase of stock		(98,429)				(10)	(98,419)
Change in additional paid in capital attributable to noncontrolling interests(5)	[6]	(365)					(365)
Contributions from noncontrolling interests		790								790
Distributions to noncontrolling interests	[6]	(10,815)								(10,815)
Ending Balance at Dec. 31, 2016		$ 1,059,684	$ 4	$ 0	$ 22	$ 72	$ 3,602,172	$ (2,581,488)	$ (4,218)	$ 43,120

[1]	Refer to Note 13 for details on the Company's Preferred Stock.
[2]	All of the Company's outstanding HPUs were repurchased and retired on August 13, 2015 (refer to Note 13).
[3]	For the years ended December 31, 2016, 2015 and 2014 net income (loss) shown above excludes $(6,051), $(3,456) and $(1,925) of net loss attributable to redeemable noncontrolling interests.
[4]	Includes a $6.4 million payment to acquire a noncontrolling interest (refer to Note 4).
[5]	During the year ended December 31, 2014, the Company sold its 72% interest in a previously consolidated entity to one of its unconsolidated ventures (refer to Note 4 and Note 7).
[6]	Includes payments of $10.8 million to acquire a noncontrolling interest (refer to Note 5).